Note 3 - Property and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

(3)       Property and equipment

Property and equipment consists of the following at December 31, 2013 and 2012:

	2013	2012

Machines and equipment	$233,793	$233,793
Office and computer equipment	171,404	179,349
Software	41,872	41,872
Furniture and fixtures	22,447	25,679
Vehicles	-	22,531
Other assets	2,446	2,446
Total	471,962	505,670
Accumulated depreciation	(458,695)	(472,828)
Net property and equipment	$13,267	$32,842

Depreciation expense was $19,575 and $20,375 for the years ended December 31, 2013 and 2012, respectively. The depreciation policies followed by the Company are described in Note (1).